SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SHARE CAPITAL

14. SHARE CAPITAL

a) Authorized share capital

The Company is authorized to issue an unlimited number of common shares without par value.

b) Issued – share capital

During the year ended December 31, 2025, the Company issued 148,334 common shares from the vesting of RSUs, 200,000 common shares from the vesting of PSUs and 2,649,909 common shares from the exercising of Options for proceeds of $3,721. During the year ended December 31, 2024, the Company issued 1,216,100 shares from the exercise of options for proceeds of $641.

c) Stock options

On November 25, 2025 at the Company’s annual general meeting, shareholders re-approved the omnibus equity incentive plan (the “Omnibus Incentive Plan”). Pursuant to the Omnibus Incentive Plan, the Company may grant options, RSUs, PSUs, and DSUs to directors, officers, employees, management company employees, and consultants of the Company and its subsidiaries. The maximum number of shares available for issuance under the Omnibus Incentive Plan is limited to 10% of the issued and outstanding common shares.

Pursuant to the Omnibus Incentive Plan, options granted have a maximum term of ten years and the vesting provisions of options granted are at the discretion of the Board of Directors. Options are non-transferrable and the exercise price of the options shall be determined by the Board of Directors at the time the options are granted but in no event shall be lower than the discounted market price permitted by the TSX-V.

The following is a summary of the Company’s stock options for the years ended December 31, 2025 and December 31, 2024:

	Number of stock options	Weighted average exercise price
	#	C$
Balance, December 31, 2023	5,928,600	1.60
Granted	625,000	1.60
Exercised	(1,216,100)	0.72
Cancelled	(1,725,000)	1.71
Balance, December 31, 2024	3,612,500	1.84
Granted	862,500	4.40
Exercised	(2,663,544)	1.94
Cancelled	(54,166)	3.54
Balance, December 31, 2025	1,757,290	2.89

As at December 31, 2025, the Company had the following stock options outstanding:

		Options outstanding			Options exercisable
Grant Date	Date of expiry	Number of options	Weighted average exercise price	Weighted average years until expiry	Number of options	Weighted average exercise price	Weighted average years until expiry
		#	C$	Years	#	C$	Years
May 7, 2021	May 7, 2026	575,000	1.88	0.35	575,000	1.88	0.35
August 1, 2024	August 1, 2029	409,375	1.60	3.59	117,709	1.60	3.59
October 16, 2024	October 16, 2029	18,750	1.64	3.79	18,750	1.64	3.79
June 26, 2025	June 26, 2030	754,165	4.40	4.49	204,170	4.40	4.49
Balance, December 31, 2025		1,757,290	2.89	2.92	915,629	2.40	1.76

During the year ended December 31, 2025, the Company recognized share-based compensation expense of $1,119 (2024 – ($89)) based on the fair value of the options granted in the current and prior years.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

14. SHARE CAPITAL (continued)

The weighted average assumptions used in the Black-Scholes option pricing model were as follows:

Assumption	Based on	2025	2024
Risk-free rate (%)	Yield curves on Canadian government zero-coupon bonds with a remaining term equal to the stock options’ expected life	2.83%	3.02%
Expected life (years)	Expiry term of the options	5 years	5 years
Expected volatility (%)	Historical volatility of the Company’s share price	89.86%	87.08%
Dividend yield (%)	Annualized dividend rate as of the date of grant	nil	nil

The weighted average closing share price on the date of the option exercises for the year ended December 31, 2025 was C$8.58 per share (year ended December 31, 2024 - C$1.68).

d) Warrants

The following is a summary of the Company’s warrants for the years ended December 31, 2025 and December 31, 2024:

	Number of warrants	Weighted average exercise price
	#	C$
Balance, December 31, 2023	15,805,490	1.72
Expired	(15,805,490)	1.72
Balance, December 31, 2024 and December 31, 2025	-	-

All of the 15,805,490 warrants issued as at December 31, 2023 expired unexercised during 2024. When the warrants expired, the share-based compensation reserve corresponding to the warrants was transferred to contributed surplus. No additional warrants have been issued in the year ended December 31, 2025.

e) Restricted Share Units (“RSU”)

RSUs are non-transferrable awards for service which upon vesting and settlement entitle the recipient to receive cash or common shares of equivalent value at the discretion of the Company. The choice of settlement method is at the Company’s sole discretion and the RSUs have been accounted for assuming they will be settled through equity. Vesting conditions for RSUs are set by the Board of Directors.

The following is a summary of the Company’s RSUs for the years ended December 31, 2025 December 31, 2024:

	Number of RSUs outstanding	Weighted average fair value
	#	C$
Balance, December 31, 2023	-	-
Granted	206,250	1.38
Balance, December 31, 2024	206,250	1.38
Granted	238,750	3.92
Vested	(148,334)	2.74
Balance, December 31, 2025	296,666	2.74

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

14. SHARE CAPITAL (continued)

As at December 31, 2025, the Company had the following RSUs outstanding:

Grant Date	Vesting Date	Number of RSUs outstanding	Weighted average fair value	Weighted average years until vesting
		#	C$	years
August 1, 2024	April 1, 2026	68,751	1.38	0.25
August 1, 2024	April 1, 2027	68,749	1.38	1.25
June 26, 2025	June 26, 2026	79,586	3.92	0.48
June 26, 2025	June 26, 2027	79,580	3.92	1.48
Balance, December 31, 2025		296,666	2.74	0.88

During the year ended December 31, 2025, the Company recognized share-based compensation expense of $556 (2024 – $63) related to RSUs.

f) Deferred Share Units (“DSU”)

DSUs are non-transferrable awards that become payable upon termination of service of the participant. Vesting conditions for DSUs are set by the Board of Directors. Upon settlement, DSUs entitle the recipient to receive cash or common shares of an equivalent value at the discretion of the Company. Timing of settlement after vesting occurs at the discretion of the participant and communicated to the Company by the participant in writing at least fifteen days prior to the designated day, or an earlier date as the participant and the Company pay agree. If no notice is given by the participant for a designated day, the DSUs shall be payable on the first anniversary of the date on which the participant’s termination of service, or any earlier period on which the DSUs vest, at the sole discretion of the participant.

The following is a summary of the Company’s DSUs for the years ended December 31, 2025 and December 31, 2024:

	Number of DSUs outstanding	Weighted average fair value
	#	C$
Balance, December 31, 2023	-	-
Granted	168,750	1.38
Balance, December 31, 2024	168,750	1.38
Balance, December 31, 2025	168,750	1.38

As at December 31, 2025, the Company had the following DSUs outstanding:

Grant Date	Vesting Date	Number of DSUs outstanding	Weighted average fair value	Weighted average years until vesting
		#	C$	years
August 1, 2024	August 1, 2025	168,750	1.38	0.00
Balance, December 31, 2025		168,750	1.38	0.00

During the year ended December 31, 2025, the Company recognized share-based compensation expense of $97 (2024 – $70) related to DSUs.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

14. SHARE CAPITAL (continued)

g) Performance Share Units (“PSU”)

PSUs are non-transferrable awards that will vest and become payable upon the attainment of performance criteria within a certain period, the criteria and the evaluation of performance in relation to the criteria is determined by the Board of Directors. PSUs are settled through cash or the issuance of common shares of equivalent value at the discretion of the Company. The choice of settlement method is at the Company’s sole discretion.

The following is a summary of the Company’s PSUs for the years ended December 31, 2025 and December 31, 2024:

	Number of PSUs outstanding	Weighted average fair value
	#	C$
Balance, December 31, 2023	-	-
Granted	312,500	1.38
Cancelled	(62,500)	1.38
Balance, December 31, 2024	250,000	1.38
Granted	125,000	3.92
Vested	(200,000)	1.38
Cancelled	(50,000)	1.38
Balance, December 31, 2025	125,000	3.92

As at December 31, 2025, the Company had the following PSUs outstanding:

Grant Date	Vesting Date	Number of PSUs outstanding	Weighted average fair value	Weighted average years until vesting
		#	C$	years
June 26, 2025	June 26, 2026	125,000	3.92	0.48
Balance, December 31, 2025		125,000	3.92	0.48

During the year ended December 31, 2025, the Company recognized share-based compensation expense of $270 (2024 – $61) related to PSUs.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)